Share Capital and Capital Management (Details) - Schedule of share capital and capital management	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 CNY (¥) shares
Share Capital and Capital Management (Details) - Schedule of share capital and capital management [Line Items]
Share Capital and Capital Management, Value	$ 416,677	¥ 2,765,228	$ 416,677
Issued and fully paid [Member]
Share Capital and Capital Management (Details) - Schedule of share capital and capital management [Line Items]
Share Capital and Capital Management, shares (in Shares)	41,948,748	41,948,748	41,948,748	41,948,748
Share Capital and Capital Management, Value	$ 39,139	¥ 276,523	$ 39,139
Additional paid-in capital [Member]
Share Capital and Capital Management (Details) - Schedule of share capital and capital management [Line Items]
Share Capital and Capital Management, shares (in Shares)	377,538	377,538
Share Capital and Capital Management, Value | ¥		¥ 2,488,705		¥ 377,538